Filed Pursuant to Rule 497(e)
1933 Act File No. 333-12745
1940 Act File No. 811-07831

FMI Funds, Inc.
FMI Large Cap Fund
FMI Common Stock Fund
FMI International Fund

January 8, 2016

EXPLANATORY NOTE

On behalf of the FMI Large Cap Fund, FMI Common Stock Fund and FMI International Fund, each a series of FMI Funds, Inc. (the “Company”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Company pursuant to Rule 497(e) under the Securities Act on January 4, 2016; such form of Supplement (Accession Number 0000898531-16-000544) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE